UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody      New York, NY     August 12, 2010

Report Type (Check only one):

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                            3
Form 13F Information Table Entry Total                       23
Form 13F Information Table Value Total:     $88,337 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

                             FORM 13F AS OF 6/30/10
                    REPORTING MANAGER: RAIFF PARTNERS, INC.

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                                                                Fair      Shares or
                                    Title of       Cusip    Market Value  Principal  SH/ PUT/ Investment   Other  Voting Authority
Name of Issuer                       Class         Number     x $1,000     Amount    PRN CALL Discretion  Managers Sole Shared None
------------------------------      --------     ---------  ------------ ----------  --- ---- ----------  -------- ---- ------ ----

ANNALY CAPITAL MANAGEMENT INC.         CS        035710409      6,860      400,000   SH        DEFINED     1,2,3     400,000
ANWORTH MORTGAGE ASSET CORP            CS        037347101      2,990      420,000   SH        DEFINED     1,2,3     420,000
APPLE INC                              CS        037833100     17,607       70,000   SH        DEFINED     1,2,3      70,000
AT&T                                   CS        00206R102      1,814       75,000   SH        DEFINED     1,2,3      75,000
BARCLAYS LTD.                          PFD
PREFERRED A                            ADR       06739H776        634       28,785   SH        DEFINED     1,2,3      28,785
BARRICK GOLD                           CS        067901108      3,179       70,000   SH        DEFINED     1,2,3      70,000
BLACKROCK HI YLD FUND                  CS        09255P107        636       60,000   SH        DEFINED     1,2,3      60,000
BOARDWALK PIPELINE PARTNERS          UT LTD
                                     PARTNER     096627104      3,309      110,000   SH        DEFINED     1,2,3     110,000
CAPSTEAD MORTGAGE                      CS        14067E506      1,880      170,000   SH        DEFINED     1,2,3     170,000
CAPSTEAD MORTGAGE PREFD B             PFD B      14067E308         21        1,400   SH        DEFINED     1,2,3       1,400
CENTURYTEL INC                         CS        156700106     13,824      415,000   SH        DEFINED     1,2,3     415,000
CITIGROUP INC COM STK                  CS        172967101      2,444      650,000   SH        DEFINED     1,2,3     650,000
CONSTELLATION BRANDS                  CL A       21036P108        625       40,000   SH        DEFINED     1,2,3      40,000
IBOX $HIGH YIELD CORP BOND FUND      HIGH YLD
                                      CORP       464288513      6,792       80,000   SH        DEFINED     1,2,3      80,000
LILLY (ELI)                            CS        532457108      1,675       50,000   SH        DEFINED     1,2,3      50,000
MFA FINANCIAL INC                      CS        55272X102      5,587      755,000   SH        DEFINED     1,2,3     755,000
NEW AMERICA HIGH INCOME FUND           CS        641876800        740       80,000   SH        DEFINED     1,2,3      80,000
NEW YORK COMMUNITY BANCORP             CS        649445103      4,657      305,000   SH        DEFINED     1,2,3     305,000
NEWMONT MINING                         CS        651639106      3,087       50,000   SH        DEFINED     1,2,3      50,000
OLD REPUBLIC INTL CORP                 CS        680223104      1,820      150,000   SH        DEFINED     1,2,3     150,000
REYNOLDS AMERICAN INC                  CS        761713106      1,303       25,000   SH        DEFINED     1,2,3      25,000
SPDR GOLD TR GOLD SHS                GOLD SH     78463V107      6,692       55,000   SH        DEFINED     1,2,3      55,000
UNIVERSAL HEALTH REALTY INCOME
 TRUST                             SH BEN INT    91359E105        161        5,000   SH        DEFINED     1,2,3       5,000

TOTAL PORTFOLIO                                                88,337
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